The Company and basis of presentation (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
The Company, basis of presentation and significant accounting policies
Other current financial liabilities	€ 1,689,179				€ 1,675,556
Increase (decrease) in cash and cash equivalents	€ (235,230)		€ (49,897)
Effective tax rate (as a percent)	25.00%	25.00%	25.00%
Cyber-attack on Company's third-party service provider
The Company, basis of presentation and significant accounting policies
Cash received, but not yet applied directly to customer accounts receivable, recorded as a contra-accounts receivable balance	€ 222,463			$ 240,505
Increase (decrease) in trade accounts and other receivables from unrelated parties, due to inability to raise claims	272,571	$ 294,677
Increase (decrease) in cash and cash equivalents	(58,127)	$ (62,841)
Cyber-attack on Company's third-party service provider | U.S. Centers for Medicare & Medicaid Services (CMS)
The Company, basis of presentation and significant accounting policies
Contract liabilities	162,070			175,214
Cyber-attack on Company's third-party service provider | Third-party service provider subject to cyber-attack
The Company, basis of presentation and significant accounting policies
Other current financial liabilities	€ 52,638			$ 56,907
Lebanon
The Company, basis of presentation and significant accounting policies
Index at March 31, 2024	6,321.2			6,321.2
Calendar year increase	6.00%	6.00%
(Gain) loss on net monetary position in EUR	€ 2
Turkiye
The Company, basis of presentation and significant accounting policies
Index at March 31, 2024	2,137.5			2,137.5
Calendar year increase	15.00%	15.00%
(Gain) loss on net monetary position in EUR	€ 882